EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
EMPLOYEE BENEFITS

13. EMPLOYEE BENEFITS

Defined benefit plans

The following tables set out the funded status of the end-of-service indemnities employees receive under one of the five benefit structures the Company and its subsidiaries offer to its employees and the amounts recognized in the Company’s financial statements as of December 31, 2022, and 2021 (in thousands):

	December 31, 2022	December 31, 2021
Change in benefit obligations
Benefit obligations at the beginning of the year	$27,410	$24,941
Actuarial (gain) / loss	(1,128)	(69)
Service cost	4,876	4,545
Interest cost	675	482
Benefits paid	(3,519)	(3,021)
Benefit obligation acquired in business combination	-	532
Benefit obligations at the end of the year	28,314	27,410
Current benefit obligation	3,932	3,876
Non-current benefit obligation	24,382	23,534
Benefit obligation at the end of the year	28,314	27,410
Change in plan assets
Fair value of plan assets at the beginning of the year	-	-
Employer contributions	3,519	3,021
Benefits paid	(3,519)	(3,021)
Plan assets at the end of the year	-	-
Unfunded status	$28,314	$27,410

Net cost for the years ended December 31, 2022, 2021, and 2020, comprises the following components (in thousands):

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Service cost	$4,876	$4,545	$3,487
Interest cost	675	482	583
Actuarial (gain)/loss	(1,128)	(69)	2,243
Other	-	-	-
Net cost	$4,423	$4,958	$6,313

The weighted-average assumptions used to determine benefit obligations as of December 31, 2022 and 2021 are set out below:

	December 31, 2022	December 31, 2021
Discount rate	5.00%	2.25%
Rate of increase in compensation levels:	4.5-5%	3-5%

The discount rate has been set with regard to the market yields on high quality corporate bonds as of December 31, 2022 for the measurements as of December 31, 2022 (and as of December 31, 2021 for the measurements as of December 31, 2021) of duration broadly consistent with the duration of the benefit obligations. The primary yield curve for the purpose of this comparison has been the ‘FTSE Above Median Double-A Curve’.

The weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31, 2022 and 2021 are set out below:

	December 31, 2022	December 31, 2021
Discount rate	2.25%	1.75%
Rate of increase in compensation levels:	4.5-5%	3-5%

The Company assesses these assumptions with its projected long-term plans of growth and prevalent industry standards.

The following illustrates the sensitivity to changes in discount rate, holding all other assumptions constant, for in the Company’s benefit obligations (in thousands):

Change in assumption:	Benefit obligation at the end of the year
100 basis point decrease in discount rate	+$	1,720
100 basis point increase in discount rate	-$	(1,529)

The Company has no regulatory requirement to fund these benefits in advance and intends to pay benefits directly as they fall due. As of December 31, 2022, the Company has no plan assets to invest.

Accumulated benefit obligation was $15.8 million and $15.6 million as of December 31, 2022 and 2021, respectively.

The following reflect expected future benefit payments (in thousands):

Year ending
December 31, 2022
2023	$5,232
2024	$4,952
2025	$4,704
2026	$4,776
2027	$4,671
2028 through 2032	$21,525

The expected benefits are based materially on the same assumptions used to measure the Company’s benefit obligations as of December 31, 2021.

Defined contribution plans

The Company also provides a defined contribution retirement plan and occupational hazard insurance for Omani employees. Contributions to a defined contribution retirement plan and occupational hazard insurance for Omani employees in accordance with the Omani Social Insurances Law are recognized as an expense in the Consolidated Statements of Operations as incurred. Total contributions for the years ended December 31, 2022, 2021, and 2020, were $3.8 million, $3.7 million, and $3.3 million, respectively.